INCOME TAXES - SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Accrued expenses	$ 40,273	$ 36,418
Net operating loss carryforwards	63,948	68,048
Tax credit carryforwards	11,570	13,753
Stock-based compensation	87,914	76,285
Cost method investments	9,955	6,251
Equity method investments	17,455	17,105
Intangible and other assets	13,708	0
Other	20,089	16,057
Total deferred tax assets	264,912	233,917
Less valuation allowance	(88,170)	(90,482)
Net deferred tax assets	176,742	143,435
Deferred tax liabilities:
Investment in subsidiaries	(385,474)	(382,254)
Intangible and other assets	0	(88,846)
Other	(17,555)	(19,138)
Total deferred tax liabilities	(403,029)	(490,238)
Net deferred tax liabilities	$ (226,287)	$ (346,803)